Cost of sales (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cost of sales.
Captain costs	$ 8,035,494	$ 6,347,514
Captain bonuses	10,113	22,045
Captain deductions	(44,722)	(48,930)
Tolls and fines		2,119
Cost of sales	$ 8,000,885	$ 6,322,748